Share capital (Details 1) - Warrant [Member]	6 Months Ended
Jun. 30, 2017 $ / shares
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Share price at measurement date	$ 0.43
Risk-free interest rate	1.01%
Expected life	5 years
Annualized volatility	70.00%